UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia              08-09-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 144
                                        -------------------

Form 13F Information Table Value Total: $183,532
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

Foxhall Capital Management, Inc.
FORM 13F
30-Jun-05

                                                                                                                  Voting Authority
                                                                                                                --------------------
                                   Title of                  Value      Shares/  Sh/   Put/  Invstmt  Other
Name of Issuer                     class       CUSIP         (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
------------------------------     --------    ---------     --------   -------- ---   ----  -------  --------  ------- ------  ----
3M CO COM                          COM         88579Y101       783        10,825  SH         Sole                10,825
ABBOTT LABS                        COM         002824100       241         4,925  SH         Sole                 4,925
AES CORP COM                       COM         00130H105       166        10,110  SH         Sole                10,110
AETNA INC COM                      COM         00817Y108     1,449        17,500  SH         Sole                17,500
AFFILIATED COMPUTER SERVICES I     COM         008190100     1,164        22,775  SH         Sole                22,775
ALCOA INC                          COM         013817101       402        15,390  SH         Sole                15,390
ALLIED CAP CORP NEW COM            COM         01903Q108     2,562        88,026  SH         Sole                88,026
ALTRIA GROUP INC                   COM         02209S103     1,090        16,865  SH         Sole                16,865
AMAZON COM INC COM                 COM         023135106     1,035        31,270  SH         Sole                31,270
AMERICA MOVIL SERIES L ADR         COM         02364W105     5,160        86,566  SH         Sole                86,566
AMERICAN EAGLE OUTFITTERS INC      COM         02553E106       237         7,751  SH         Sole                 7,751
AMERICAN EXPRESS                   COM         025816109       758        14,235  SH         Sole                14,235
AMERICAN INTL GROUP COM            COM         026874107       642        11,050  SH         Sole                11,050
ANADARKO PETE CORP COM             COM         032511107       236         2,875  SH         Sole                 2,875
ANHEUSER BUSCH COS INC             COM         035229103       355         7,750  SH         Sole                 7,750
APACHE CORP COM                    COM         037411105     1,360        21,045  SH         Sole                21,045
APPLIED INDUSTRIAL TECH            COM         03820c105     2,688        83,255  SH         Sole                83,255
APPLIED MATLS INC COM              COM         038222105       196        12,116  SH         Sole                12,116
ASTRAZENECA PLC                    COM         046353108       227         5,500  SH         Sole                 5,500
AUTODESK INC COM                   COM         052769106     3,881       113,010  SH         Sole               113,010
BANK OF NY CO INC                  COM         064057102     1,073        37,290  SH         Sole                37,290
BB&T CORP COM                      COM         054937107     9,937       248,623  SH         Sole               248,623
BOSTON SCIENTIFIC CORP COM         COM         101137107       733        27,140  SH         Sole                27,140
BP AMOCO PLC - SPONS ADR           COM         055622104     1,622        26,006  SH         Sole                26,006
BRISTOL MYERS SQUIBB CO            COM         110122108       209         8,385  SH         Sole                 8,385
BROOKFIELD HOMES CORP              COM         112723101     1,968        43,150  SH         Sole                43,150
BUCKEYE PARTNERS UTS LP            COM         118230101       260         5,650  SH         Sole                 5,650
BURLINGTON RES INC COM             COM         122014103     1,295        23,447  SH         Sole                23,447
CAPITAL LEASE FUNDING INC          COM         140288101       111        10,200  SH         Sole                10,200
CAPITAL ONE FINL CORP COM          COM         14040H105       884        11,047  SH         Sole                11,047
CAREMARK RX                        COM         141705103     1,322        29,700  SH         Sole                29,700
CERNER CORP COM                    COM         156782104     5,160        75,915  SH         Sole                75,915
CHEVRONTEXACO CORP COM             COM         166764100     1,638        29,299  SH         Sole                29,299
CISCO SYSTEMS                      COM         17275R102       862        45,193  SH         Sole                45,193
CITIGROUP INC                      COM         172967101     1,647        35,626  SH         Sole                35,626
COCA COLA CO                       COM         191216100       559        13,400  SH         Sole                13,400
COHEN & STEERS QUALITY REIT        COM         19247L106       277        13,100  SH         Sole                13,100
COMMERCIAL METALS COM              COM         201723103       772        32,425  SH         Sole                32,425
COMVERSE TECHNOLOGY COM PAR $0     COM         205862402     1,219        51,592  SH         Sole                51,592
CONOCOPHILLIPS COM                 COM         20825C104     1,222        21,255  SH         Sole                21,255
CONSOLIDATED EDISON                COM         209115104     1,076        22,975  SH         Sole                22,975
CONSTELLATION ENERGY COM           COM         210371100     3,928        68,081  SH         Sole                68,081
CVS CORP COM                       COM         126650100     6,087       209,379  SH         Sole               209,379
DISNEY WALT CO DEL                 COM         254687106       756        30,025  SH         Sole                30,025
DOMINION RESOURCES INC VA          COM         25746U109     1,123        15,305  SH         Sole                15,305
DUKE ENERGY CORP                   COM         264399106       592        19,915  SH         Sole                19,915
DUN & BRADSTREET DEL COM NEW       COM         26483E100     1,113        18,055  SH         Sole                18,055
E M C CORP MASS COM                COM         268648102     1,191        86,850  SH         Sole                86,850
EATON CORP COM                     COM         278058102       919        15,350  SH         Sole                15,350
EBAY INC COM                       COM         278642103     1,121        33,945  SH         Sole                33,945
EMPIRE FINANCIAL HOLDING COMPA     COM         291658102       330       200,000  SH         Sole               200,000
EXELON CORP                        COM         30161n101     1,151        22,430  SH         Sole                22,430
EXXON MOBIL CORP COM               COM         30231G102     3,243        56,424  SH         Sole                56,424
FANNIE MAE                         COM         313586109       259         4,435  SH         Sole                 4,435
FIRST DATA CORP COM                COM         319963104       769        19,169  SH         Sole                19,169
FRANKLIN RESOURCES INC             COM         354613101     7,726       100,363  SH         Sole               100,363
FREDDIE MAC                        COM         313400301       348         5,335  SH         Sole                 5,335
FREEPORT MCMORAN COPPER & GOLD     COM         35671D857       997        26,620  SH         Sole                26,620
FRIEDMAN BILLINGS RAMS CL A        COM         358434108       567        39,680  SH         Sole                39,680
GENERAL DYNAMICS CORP COM          COM         369550108       225         2,050  SH         Sole                 2,050
GENERAL ELEC CO COM                COM         369604103     4,208       121,451  SH         Sole               117,611        3,840
GILDAN ACTIVEWEAR INC              COM         375916103     2,784       105,650  SH         Sole               105,650
GILLETTE CO                        COM         375766102       253         5,000  SH         Sole                 5,000
GS NATURAL RESOURCES               COM         464287374       470         6,189  SH         Sole                 6,189
HALLIBURTON CO COM                 COM         406216101       280         5,850  SH         Sole                 5,850
HARRAHS ENTMT INC                  COM         413619107       472         6,545  SH         Sole                 6,545
HARRIS CORP                        COM         413875105       283         9,079  SH         Sole                 9,079
HEALTHCARE RLTY TR COM             COM         421946104       549        14,225  SH         Sole                14,225
HEALTHCARE SVCS GP                 COM         421906108       594        29,600  SH         Sole                29,600
HEINZ H J CO COM                   COM         423074103       445        12,550  SH         Sole                12,550
HOME DEPOT INC                     COM         437076102     1,528        39,279  SH         Sole                39,279
HONEYWELL INTL INC COM             COM         438516106       699        19,091  SH         Sole                19,091
HORNBECK OFFSHORE SERVICES INC     COM         440543106     2,068        76,325  SH         Sole                76,325
ICICI BANK ADS                     COM         45104G104     2,089        95,605  SH         Sole                95,605
INT'L BUSINESS MACHINES            COM         459200101       377         5,075  SH         Sole                 5,075
INTEL CORPORATION                  COM         458140100     2,006        77,095  SH         Sole                77,095
ISHARES RUSSELL MIDCAP VALUE I     COM         464287473       246         2,085  SH         Sole                 2,085
ITT INDS INC                       COM         450911102     5,893        60,357  SH         Sole                60,357
IVAX CORP COM                      COM         465823102     4,310       200,445  SH         Sole               200,445
J C PENNEY CO INC                  COM         708160106       213         4,054  SH         Sole                 4,054
JOHNSON & JOHNSON                  COM         478160104       775        11,920  SH         Sole                11,920
LCA-VISION INC COM NEW             COM         501803308     3,145        64,868  SH         Sole                64,868
LEHMAN BROS HLDGS INC COM          COM         524908100       511         5,150  SH         Sole                 5,150
LINCARE HOLD                       COM         532791100     1,133        27,695  SH         Sole                27,695
LOCKHEED MARTIN CORP COM           COM         539830109       452         6,970  SH         Sole                 6,970
MARRIOTT INTERNATIONAL INC NEW     COM         571903202     1,211        17,750  SH         Sole                17,750
MASSEY ENERGY CO                   COM         576206106       880        23,330  SH         Sole                23,330
MCG CAPITAL CORPORATION            COM         58047P107       883        51,700  SH         Sole                51,700
MERCK & CO INC                     COM         589331107       266         8,641  SH         Sole                 8,641
MGM MIRAGE                         COM         552953101     1,541        38,945  SH         Sole                38,945
MICROSEMI CORP                     COM         595137100       410        21,810  SH         Sole                21,810
MICROSOFT CORP                     COM         594918104     1,601        64,440  SH         Sole                64,440
MOODYS CORP                        COM         615369105       541        12,040  SH         Sole                12,040
MORGAN J P & CO INC                COM         46625H100       342         9,680  SH         Sole                 9,680
MORGAN STANLEY DEAN WITTER & C     COM         617446448       398         7,585  SH         Sole                 7,585
MYLAN LABS INC COM                 COM         628530107       280        14,550  SH         Sole                14,550
NEWMONT MINING CORP COM            COM         651639106       332         8,517  SH         Sole                 8,517
NEXTEL PARTNERS INC                COM         65333f107     1,731        68,792  SH         Sole                68,792
NIKE INC CL B                      COM         654106103       347         4,005  SH         Sole                 4,005
NISOURCE INC                       COM         65473P105       500        20,200  SH         Sole                20,200
NOKIA CORP SPONSORED ADR           COM         654902204     5,253       315,676  SH         Sole               315,676
NORTHERN DYNASTY MINERALS LTD      COM         66510M204     1,273       322,990  SH         Sole               322,990
PENTAIR INC                        COM         709631105     4,446       103,845  SH         Sole               103,845
PEPSICO INC                        COM         713448108       280         5,200  SH         Sole                 5,200
PFIZER INC COM                     COM         717081103     1,196        43,365  SH         Sole                39,045        4,320
PROCTER & GAMBLE CO                COM         742718109       636        12,060  SH         Sole                12,060
QORUS COM INC COM                  COM         747280105         2        20,849  SH         Sole                20,849
RENAL CARE GROUP                   COM         759930100       420         9,100  SH         Sole                 9,100
ROYAL DUTCH PETROLEUM              COM         780257804     1,194        18,395  SH         Sole                18,395
SATYAM COMPUTER SERVICES ADR       COM         804098101     4,969       191,100  SH         Sole               191,100
SOVEREIGN BANCORP INC              COM         845905108     1,700        76,091  SH         Sole                76,091
STARWOOD HOTELS&RESORT PAIRED      COM         85590A203     1,127        19,250  SH         Sole                19,250
SUN MICROSYSTEMS INC               COM         866810104        48        12,800  SH         Sole                12,800
TEMPUR-PEDIC INTL INC              COM         88023U101     1,364        61,480  SH         Sole                61,480
TERADYNE INC COM                   COM         880770102       157        13,150  SH         Sole                13,150
TEXAS INSTRS INC COM               COM         882508104       541        19,270  SH         Sole                19,270
TEXAS UTILS CO COM                 COM         873168108     1,122        13,506  SH         Sole                13,506
TIFFANY & CO NEW COM               COM         886547108       612        18,680  SH         Sole                18,680
TIME WARNER INC                    COM         887317105     1,448        86,660  SH         Sole                86,660
TOWNEBANK PORTSMOUTH COM           COM         89214P109     1,694        78,969  SH         Sole                78,969
TELECOM CORPORATON OF NEW ZEA      COM         879278208       275         8,200  SH         Sole                 8,200
UNION PAC CORP COM                 COM         907818108       236         3,644  SH         Sole                 3,644
UNITED NATURAL FOODS INC           COM         911163103     1,950        64,210  SH         Sole                64,210
US DOW JONES HEALTHCARE            COM         464287762       228         3,737  SH         Sole                 3,737
US DOW JONES UTILITIES             COM         464287697       516         6,672  SH         Sole                 6,672
USA TRUCK INC                      COM         902925106     2,152        86,965  SH         Sole                86,965
USX MARATHON GROUP                 COM         565849106       386         7,235  SH         Sole                 7,235
VERIZON COMMUNICATIONS COM         COM         92343V104       223         6,450  SH         Sole                 6,450
WAL MART STORES INC                COM         931142103       489        10,135  SH         Sole                10,135
WATERSIDE CAP CORP COM             COM         941872103       628       149,141  SH         Sole               149,141
WATTS INDS INC CL A                COM         942749102       512        15,295  SH         Sole                15,295
WELLPOINT HLT NETW NEW COM         COM         94973V107     1,296        18,606  SH         Sole                18,606
WINNEBEGO INDUSTRIES INC           COM         974637100     3,730       113,890  SH         Sole               113,890
XL CAP LTD CL A                    COM         G98255105     1,191        16,000  SH         Sole                16,000

BAC CAP TR I GTD CAP SECS                      055187207       349        13,500  SH         Sole                13,500
CHEVY CHASE PFD CAP CP PFD A E                 16678M207       483         8,265  SH         Sole                 8,265
CORPORATE INCOME FD                            219912862        56        57,957  SH         Sole                57,957
FEDERATED TOTAL RETURN GV FD I                 31428Q887       139        13,867  SH         Sole                13,867
IDEX SER FUND ALLCAP FUND CL B                 893958454       150        10,000  SH         Sole                10,000
IDEX TRANSAMERICA CONS HIGH YI                 893961201       111        12,000  SH         Sole                12,000
NUVEEN QUALITY PREF INCOME FUN                 67072C105       517        35,750  SH         Sole                35,750
PIMCO TOTAL RETURN FUND CL B                   693390437       108        10,000  SH         Sole                10,000
ProFunds Ultra Real Estate Inv                 743185530       208         5,415  SH         Sole                 5,415
SHEPHERD LARGE CAP GROWTH FUND                 257368100       147        40,761  SH         Sole                40,761